Accounts receivable and accrued revenues (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues	$ 33,953	$ 53,715